PREFERRED STOCK (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Number of shares converted		3,000,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated	300,000	300,000	300,000
Share issued	200,000	200,000
Preferred stock voting rights	Voting Rights had been established whereby one (1) share of Series A Convertible Preferred Stock has ten (10) equivalent votes of stockholders of the Company’s common stock for an aggregate of 10 votes.	Voting Rights had been established whereby one (1) share of Series A Convertible Preferred Stock has ten (10) equivalent votes of stockholders of the Company’s common stock for an aggregate of 10 votes.
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated	85,000	85,000	85,000
Share issued	67,448	67,448
Preferred stock voting rights	Holders of Series B Convertible Preferred Stock had no voting Rights.	Holders of Series B Convertible Preferred Stock had no voting Rights.
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series C Non Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated	50,000	50,000	50,000
Share issued	50,000	50,000
Preferred stock voting rights	Holders of Series C Non-Convertible Preferred Stock have 1,600 shares of voting Rights per share. Series C Non-Convertible Preferred Stock is not convertible into any of the Company’s Common Stock or other Series of Preferred Stock.	Holders of Series C Non-Convertible Preferred Stock have 1,600 shares of voting Rights per share. Series C Non-Convertible Preferred Stock is not convertible into any of the Company’s Common Stock or other Series of Preferred Stock.
Preferred stock, shares issued	0.5	0.5	0.5
Preferred stock, shares outstanding	0.5	0.5	0.5
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Special 2020 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock designated	1	1	1
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares converted	150,000,000	150,000,000
Number of shares purchase, value	$ 66,400	$ 66,400